Investment in associates - Narrative (Details)		12 Months Ended
	Nov. 15, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) vehicle	Dec. 31, 2023 USD ($)	Nov. 23, 2023 USD ($)
Disclosure of associates [line items]
Property, plan and equipment investment					$ 8,159,000
Polestar Technology
Disclosure of associates [line items]
Proportion of proportionate share percentage		0.40
Xingji Meizu
Disclosure of associates [line items]
Proportion of proportionate share percentage		0.60
Polestar Times Technology
Disclosure of associates [line items]
Operating expense		$ 1,130,000
Other operating income from corporate services		15,499,000	$ 3,544,000	$ 23,400,000
Total for all related parties
Disclosure of associates [line items]
Revenue from sale of goods, related party transactions		352,292,000	$ 276,313,000	138,674,000
Polestar Technology, Polestar and Nanjing Jiangning Economic and Technological Development Zone
Disclosure of associates [line items]
Purchase of interests in associates		$ 98,000,000.0
Proportion of ownership interest in subsidiary		46.20%
Polestar Technology, Polestar and Nanjing Jiangning Economic and Technological Development Zone | Total for all related parties
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary			46.20%
Xingji Meizu | Total for all related parties
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary			48.10%
Nanjing | Total for all related parties
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary			5.70%
Polestar Times Technology
Disclosure of associates [line items]
Purchase of interests in associates		$ 54,092,000
Percentage of entity's revenue	2.00%
Royalty income		1,200,000	$ 0
Polestar Times Technology | Total for all related parties
Disclosure of associates [line items]
Revenue from sale of goods, related party transactions		$ 21,858,000	69,478,000
Revenue from sale of goods, related party transactions, at point in time			$ 38,180,000	$ 31,298,000
Number of vehicles delivered, unpaid | vehicle			416
Revenue from sale of goods			$ 15,981,000